Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
James Small Cap Fund | Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.21%	13.09%	14.27%
James Small Cap Fund | VettaFi US Equity 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%	13.01%	14.25%
James Small Cap Fund | Bloomberg US 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.06%	6.65%	10.00%
James Small Cap Fund | James Small Cap Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		12.65%	15.36%	8.29%
James Small Cap Fund | James Small Cap Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.78%	14.48%	7.02%
James Small Cap Fund | James Small Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.12%	12.27%	6.33%
JAMES MICRO CAP FUND | Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	17.21%	13.09%	14.27%
JAMES MICRO CAP FUND | VettaFi US Equity 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%	13.01%	14.25%
JAMES MICRO CAP FUND | Bloomberg US Micro-Cap Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	12.72%	3.39%	8.41%
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		4.37%	10.42%	7.41%
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	9.63%	6.59%
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	8.15%	5.80%
James Aggressive Allocation Fund | Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	17.21%	13.09%	14.27%
James Aggressive Allocation Fund | VettaFi US Equity 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%	13.01%	14.25%
James Aggressive Allocation Fund | 65% Bloomberg US 3000 Total Return Index, 35% Bloomberg U.S. Aggregate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	13.67%	8.30%	10.15%
James Aggressive Allocation Fund | James Aggressive Allocation Fund
Prospectus [Line Items]
Average Annual Return, Percent		15.92%	10.15%	6.76%
James Aggressive Allocation Fund | James Aggressive Allocation Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.00%	6.57%
James Aggressive Allocation Fund | James Aggressive Allocation Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.53%	8.03%	5.42%
Retail Class [Member] | James Balanced: Golden Rainbow Fund | Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	17.21%	13.09%	14.27%
Retail Class [Member] | James Balanced: Golden Rainbow Fund | VettaFi US Equity 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%	13.01%	14.25%
Retail Class [Member] | James Balanced: Golden Rainbow Fund | Blended Index (25% Bloomberg US 1000 Total Return Index, 25% Bloomberg US 2000 Total Return Index, 50% Bloomberg Intermediate U.S. Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	10.81%	5.78%	7.64%
Retail Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Retail Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		13.17%	6.85%	4.59%
Retail Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Retail Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.71%	5.67%	3.43%
Retail Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Retail Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.55%	5.14%	3.36%
Institutional Class [Member] | James Balanced: Golden Rainbow Fund | Bloomberg US 3000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	17.21%	13.09%	14.27%
Institutional Class [Member] | James Balanced: Golden Rainbow Fund | VettaFi US Equity 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.16%	13.01%	14.25%
Institutional Class [Member] | James Balanced: Golden Rainbow Fund | Blended Index (25% Bloomberg US 1000 Total Return Index, 25% Bloomberg US 2000 Total Return Index, 50% Bloomberg Intermediate U.S. Government/Credit Bond Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	10.81%	5.78%	7.64%
Institutional Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		13.46%	7.12%	4.86%
Institutional Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.89%	5.83%	3.59%
Institutional Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.75%	5.32%	3.54%

[1]	Effective March 31, 2026, the Fund changed its broad-based securities market index from the VettaFi US Equity 3000 Index to the Bloomberg US 3000 Total Return Index. The Fund changed its broad-based securities market index because the Adviser believes the new broad-based securities market index represents a better comparison against which to measure the Fund’s performance.
[2]	Additional index.
[3]	Effective March 31, 2026, the Fund changed its broad-based securities market index from the VettaFi US Equity 3000 Index to the Bloomberg US 3000 Total Return Index. The Fund changed its broad-based securities market index because the Adviser believes the new broad-based securities market index represents a better comparison against which to measure the Fund’s performance.
[4]	Additional index.
[5]	Effective March 31, 2026, the Fund changed its broad-based securities market index from the VettaFi US Equity 3000 Index to the Bloomberg US 3000 Total Return Index. The Fund changed its broad-based securities market index because the Adviser believes the new broad-based securities market index represents a better comparison against which to measure the Fund’s performance.
[6]	Additional index.
[7]	Effective March 31, 2026, the Fund changed its broad-based securities market index from the VettaFi US Equity 3000 Index to the Bloomberg US 3000 Total Return Index. The Fund changed its broad-based securities market index because the Adviser believes the new broad-based securities market index represents a better comparison against which to measure the Fund’s performance.
[8]	Additional index.
[9]	Effective March 31, 2026, the Fund changed its broad-based securities market index from the VettaFi US Equity 3000 Index to the Bloomberg US 3000 Total Return Index. The Fund changed its broad-based securities market index because the Adviser believes the new broad-based securities market index represents a better comparison against which to measure the Fund’s performance.
[10]	Additional index.